Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Mar. 31, 2017
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Lesser of asset life or lease term
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years